UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha,   NE 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC

             80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period:  2/28/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Aftershock Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
February 28, 2014 (Unaudited)
Shares		Value

	COMMON STOCK - 11.97%
	COMPUTERS - 0.18%
220	Apple, Inc.	$ 115,773
575	International Business Machines Corp.	106,473
		222,246
	ELECTRIC - 5.87%
36,100	Consolidated Edison, Inc.	2,023,405
36,875	Duke Energy Corp.	2,613,700
61,500	The Southern Co.	2,604,525
		7,241,630
	FOOD - 0.08%
1,650	Kellogg Co.	100,139

	GAS - 1.42%
38,000	Atmos Energy Corp.	1,751,800

	MINING - 0.03%
1,650	Newmont Mining Corp.	38,378

	MISCELLANEOUS MANUFACTURER - 0.09%
4,400	General Electric Co.	112,068

	PHARMACEUTICALS - 0.20%
1,300	Johnson & Johnson	119,756
3,800	Pfizer, Inc.	122,018
		241,774
	REITS - 3.86%
125,000	Capstead Mortgage Corp.	1,611,250
1,650	HCP, Inc.	63,970
95,800	Medical Properties Trust, Inc.	1,263,602
56,900	Omega Healthcare Investors, Inc.	1,818,524
		4,757,346
	RETAIL - 0.08%
1,050	McDonald's Corp.	99,908

	TELECOMMUNICATIONS - 0.16%
3,000	AT&T, Inc.	95,790
3,200	CenturyLink, Inc.	100,032
		195,822

	TOTAL COMMON STOCK (Cost - $14,375,744)	14,761,111

	CLOSED-END FUNDS - 12.07%
65,000	BlackRock MuniVest Fund, Inc.	617,500
113,642	DWS Municipal Income Trust	1,455,755
225,000	Eaton Vance Municipal Bond Fund	2,666,250
100,000	Eaton Vance Tax-Managed Diversified Equity Income Fund	1,121,000
114,000	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,166,220

Aftershock Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)
Shares		Value

	CLOSED-END FUNDS - 12.07% (Continued)
77,000	Eaton Vance Tax Managed Global Buy Write Opportunities Fund	$ 933,240
105,219	Invesco Trust for Investment Grade Municipals	1,353,116
141,000	Invesco Value Municipal Income Trust	2,024,760
153,500	Nuveen Quality Municipal Fund, Inc.	1,963,265
227,215	Putnam Managed Municipal Income Trust	1,592,777
	TOTAL CLOSED END FUNDS	14,893,883
	(Cost - $14,499,768)

	EXCHANGE TRADED FUNDS - 57.93%
	COMMODITY FUNDS - 10.80%
9,000	iPath Goldman Sachs Crude Oil Total Return Index ETN * ^	217,170
84,700	SPDR Gold Shares * ^ #	10,809,414
90,000	United States Natural Gas Fund LP * ^	2,295,900
		13,322,484
	DEBT FUNDS - 14.44%
27,500	iShares 20+ Year Treasury Bond ETF #	2,985,675
160,116	iShares Floating Rate Bond ETF	8,117,881
30,000	iShares TIPS Bond ETF	3,381,000
62,598	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	3,330,840
		17,815,396
	EQUITY FUNDS - 32.69%
3,500	Consumer Discretionary Select Sector SPDR Fund	233,940
8,100	Consumer Staples Select Sector SPDR Fund	343,035
19,200	Energy Select Sector SPDR Fund	1,682,880
10,400	Financial Select Sector SPDR Fund	225,680
108,900	Health Care Select Sector SPDR Fund	6,473,016
4,200	Industrial Select Sector SPDR Fund	218,652
53,400	iShares Russell 2000 ETF	6,275,568
40,000	Market Vectors Gold Miners ETF	1,035,200
12,500	Market Vectors Junior Gold Miners ETF *	516,750
41,250	Market Vectors Pharmaceutical ETF	2,455,200
4,800	Materials Select Sector SPDR Fund	225,984
66,900	Powershares QQQ Trust Series 1	6,043,746
125,000	ProShares Short MSCI Emerging Markets *	3,451,250
38,400	SPDR Dow Jones Industrial Average ETF Trust	6,259,968
1,900	SPDR S&P 500 ETF Trust #	353,970
6,200	Technology Select Sector SPDR Fund	225,370
106,400	Utilities Select Sector SPDR Fund	4,303,880
		40,324,089

	TOTAL EXCHANGE TRADED FUNDS	71,461,969
	(Cost - $67,932,336)

Aftershock Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)
Contracts **		Value

	PUT OPTIONS PURCHASED - 0.63%
40	iShares 20+ Year Treasury Bond	$ 80
	Expiration March 2014, Exercise Price $112.00
350	iShares 7-10 Year Treasury Bond	3,500
	Expiration March 2014, Exercise Price $98.00
138	iShares 7-10 Year Treasury Bond	1,380
	Expiration March 2014, Exercise Price $99.00
18	SPDR Gold Shares ^	126
	Expiration March 2014, Exercise Price $112.00
500	SPDR Gold Shares ^	16,000
	Expiration April 2014, Exercise Price $116.00
200	SPDR Gold Shares ^	42,000
	Expiration May 2014, Exercise Price $124.00
70	SPDR S&P 500 ETF Trust	2,100
	Expiration March 2014, Exercise Price $175.00
450	SPDR S&P 500 ETF Trust	72,900
	Expiration April 2014, Exercise Price $180.00
1,000	SPDR S&P 500 ETF Trust	157,000
	Expiration May 2014, Exercise Price $174.00
2,000	SPDR S&P 500 ETF Trust	354,000
	Expiration May 2014, Exercise Price $176.00
600	SPDR S&P 500 ETF Trust	128,400
	Expiration June 2014, Exercise Price $172.00
	TOTAL PUT OPTIONS PURCHASED	777,486
	(Cost - $1,316,265)
Shares
	SHORT-TERM INVESTMENT - 13.17%
	MONEY MARKET FUND - 13.17%
16,247,241	Federated Government Obligation, 0.00% + ^	16,247,241
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $16,247,241)

	TOTAL INVESTMENTS - 95.77%
	(Cost - $114,371,354) (a)	$ 118,141,690
	OTHER ASSETS LESS LIABILITIES - 4.23%	5,220,672
	TOTAL NET ASSETS - 100.00%	$ 123,362,362

* Non-Income producing security.
+ Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2014.
^ Part or all of this security is a holding in Aftershock Fund Ltd (AFL-CFC).
# Each common stock position is subject to purchased put options.
** Each call/put option contract allows the holder of the option to purchase/sell 100 shares of the underlying stock/exchnage traded fund.
REITS - Real Estate Investment Trust

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $114,510,029 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Aftershock Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)
Shares			Value

		Unrealized appreciation:	$ 4,392,636
		Unrealized depreciation:	(760,975)
		Net unrealized appreciation:	$ 3,631,661

	SECURITIES SOLD SHORT - (0.13) %
3,700	iPATH S&P 500 VIX Short-Term Futures ETN *		162,319
	TOTAL SECURITIES SOLD SHORT
	(Proceeds - $161,034)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end and closed-end investment companies are valued at net asset value. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Aftershock Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2014 for the Fund's assets and liabilities measured at fair value:

Aftershock Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

	Assets *	Level 1	Level 2	Level 3	Total
	Common Stock	$ 14,761,111	$ -	$ -	$ 14,761,111
	Closed End Funds	14,893,883	-	-	14,893,883
	Exchange Traded Funds	71,461,969	-	-	71,461,969
	Put Options	777,486	-	-	777,486
	Money Market Fund	16,247,241	-	-	16,247,241
	Total	$ 118,141,690	$ -	$ -	$ 118,141,690
	Liabilities	Level 1	Level 2	Level 3	Total
	Securities Sold Short	$ 162,319	$ -	$ -	$ 162,319
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.
* See Portfolio of Investments for industry classification.

Aftershock Fund Ltd. (AFL-CFC) – The Consolidated Portfolio of Investments of the Fund include AFL-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

AFL-CFC utilizes commodity based Exchange Traded Funds to facilitate Aftershock's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based products, Aftershock may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund's Prospectus.

A summary of the Fund’s investments in the AFL-CFC is as follows:

	Inception Date of CFC	CFC Net Assets at February 28, 2014		% of Fund Net Assets at February 28, 2014
AFL-CFC	1/4/2013	$15,108,583		12.25%

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Aftershock Strategies Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Options Transactions – The Fund is subject to equity price risk, interest rate risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The amounts of derivative instruments disclosed on the Portfolio of Investments at February 28, 2014 is a reflection of the volume of derivative activity for the Fund.

GAAP requires disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utitlized by the Fund as of February 28, 2014 categorized by risk exposure:

	Risk Exposure Category		Unrealized Appreciation (Depreciation)
	Equity		$ 985,169

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

4/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date    4/25/14

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

4/25/14